Cash Generated from Operations - Summary of Cash Generated from Operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
Profit for the year	£ 160	£ 310	£ 266
Adjustments for:
Income tax	(3)	44	(34)
Depreciation and impairment of property, plant and equipment	241	125	123
Amortisation and impairment of acquired intangibles and goodwill	50	80	151
Amortisation and impairment of software	117	112	115
Net finance costs	26	57	43
Share of results of joint ventures and associates	(1)	(5)	(54)
Profit on disposal of subsidiaries, associates, investments and fixed assets	(61)	(182)	(9)
Other net gains and losses	2	6
Net profit on disposal of right-of-use assets including transfers to investment in finance lease receivable		(6)	(4)
Net foreign exchange adjustment from transactions	9	(34)	(21)
Investment income			(2)
Share-based payment costs	28	29	25
Product development assets	(6)	(56)	(55)
Inventories	22	35	(20)
Trade and other receivables	(71)	(1)	59
Trade and other liabilities	37	(26)	(157)
Retirement benefit obligations	6	(1)	5
Provisions for other liabilities and charges	14	(37)	49
Net cash generated from operations	£ 570	£ 450	£ 480